UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2006



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA S&P 500 INDEX FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2006

[LOGO OF USAA]
   USAA(R)

                            USAA S&P 500
                                   INDEX Fund

                                  [GRAPHIC OF USAA S&P 500 INDEX FUND]

               S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JUNE 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

   Portfolio of Investments                                                 13

   Notes to Portfolio of Investments                                        34

   Financial Statements                                                     35

   Notes to Financial Statements                                            38

EXPENSE EXAMPLE                                                             50

ADVISORY AGREEMENTS                                                         52

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                     . . . DURING THIS PERIOD OF UNCERTAINTY
[PHOTO OF CHRISTOPHER W. CLAUS]        AND MARKET VOLATILITY, INVESTORS MAY
                                     FIND IT DIFFICULT TO BE PATIENT AND LET
                                          THEIR INVESTMENT PLAN WORK.

                                                       "

                                                                       June 2006
--------------------------------------------------------------------------------

         As I write these words in mid-June, investors have witnessed a healthy
         - but uncomfortable - correction in the world's financial markets. Corrections, even of this magnitude, are normal. In fact, the recent downturn was in line with those of the past. Still, they are not pleasant to experience.

         This time, the principal cause seems to be uncertainty - mainly about interest rates. Banks around the world, along with the Federal Reserve Board (the Fed), have been raising short-term interest rates primarily to contain inflation. The Fed has increased rates 17 times since June 2004, sending them back up to levels not seen since 2001.

         Higher interest rates mean that the recent period of "easy money" is over. For the last few years, companies all over the world have enjoyed clear sailing. Money was cheap to borrow, so it was relatively painless to obtain capital for new initiatives and infrastructure improvements. Accordingly, global stock prices climbed, and the emerging and commodities markets saw strong returns.

         However, as interest rates rose, investors recognized that many companies would face headwinds in the months ahead. World financial markets declined, and some observers began to worry about the Fed's continued rate increases. In the past, the Fed - erring on the side of caution and to combat inflation - has been accused of going TOO far, choking off economic growth and causing a recession.

         Right now, I believe that the U.S. economy is on fairly sound footing. The quality of corporate earnings has been excellent, and corporate balance sheets remain healthy. Nonetheless, we ARE nearing an inflection point. On one hand, the Fed may overshoot the mark.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         On the other, it could successfully control inflation and allow economic growth to continue.

         Once the uncertainty ends, stocks have the potential to do well. In the interim, stocks could retest their lows before regaining or exceeding their previous highs. But should investors believe that the Fed has raised rates too much, equity market performance may suffer.

         As always, index investors can expect their returns to mirror the performance of the underlying benchmark. However, during this period of uncertainty and market volatility, investors may find it difficult to be patient and let their investment plan work. Nonetheless, although indexing remains an excellent core strategy, it is not necessarily the only one.

         At USAA Investment Management Company, we offer a range of investment options. You can make the most of these opportunities by combining our index and actively managed funds and using dollar-cost averaging to maximize the amount of money you put to work. Please give us a call if you would like to review your investment plan.

         From all of us here at USAA, thank you for your business. It is a privilege to help you with your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Index products incur fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror. It is not possible to invest directly in an index.

         Systematic investment plans do not assure a profit or protect against loss in declining markets. Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low price levels.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM OVER THE FIRST HALF OF 2006?

                 The USAA S&P 500 Index Fund closely tracked its benchmark, the S&P 500 Index, for the six months ended June 30, 2006. The Fund produced a return of 2.61% (Member Shares) and 2.66% (Reward Shares) for the period, as compared to 2.71% for the benchmark. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The continued rise in energy and commodity prices fueled concerns about inflationary pressure on the U.S. economy. The lack of substantial progress in talks with Iran regarding its nuclear program contributed substantially to rising oil prices. Crude prices finished the first half of the year just above $70 per barrel after reaching a high at $75 in late April. In addition, the escalation of the conflict with North Korea, culminating with the actual testing of long-range missiles, added to the nervousness of financial markets.

                 In this environment, the Federal Reserve Board (the Fed) maintained its tightening policy and increased interest rates by 0.25% at each of the four Federal Open Market Committee meetings that took place in the first half of 2006. The last increase was the 17th consecutive one, bringing federal funds rates to 5.25%. Ahead of the June meeting, there had been some market speculation that the Fed might raise rates by 50 basis points.

                 Large-capitalization stocks underperformed both midcap stocks, as measured by the S&P Midcap 400 Index, which returned

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 4.24%, and small-capitalization stocks, as measured by the Russell 2000 Index, which returned 8.21%. Value stocks outpaced growth stocks year-to-date, with the S&P 500/Citigroup Value Index returning a strong 6.52% versus the -0.94% for the S&P 500/Citigroup Growth Index.

HOW DID SECTOR WEIGHTINGS CONTRIBUTE TO PERFORMANCE DURING THE PERIOD?

                 Financials and information technology constituted the Fund's largest sector positions at 21.2% and 14.7% of the Fund's net assets, respectively, as of June 30, 2006. During this period, the best performing sector in the index, telecommunication services, returned 13.80%, and the worst performing sector, information technology, returned -5.86%. On the close of March 17, 2006, and June 16, 2006, quarterly share changes were incorporated into the index. There were a total of 15 additions and deletions to the index during the year.

WHAT INVESTMENT STRATEGIES ARE YOU PURSUING IN THE FUND?

                 As managers of an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we don't

                 THE S&P MIDCAP 400 INDEX CONSISTS OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION.

                 THE RUSSELL 2000 INDEX CONSISTS OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX AND IS A WIDELY RECOGNIZED SMALL-CAP INDEX. THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET.

                 THE S&P 500/CITIGROUP GROWTH AND VALUE INDICES ARE AN EXHAUSTIVE, MULTI-FACTOR STYLE SERIES COVERING THE ENTIRE MARKET CAPITALIZATION OF THE S&P 500 INDEX. THE S&P 500/BARRA GROWTH AND VALUE INDICES BECAME THE S&P 500/CITIGROUP GROWTH AND VALUE INDICES ON DECEMBER 16, 2005.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 manage the Fund according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the index.

                 Thank you for your support, and we will continue to work hard on your behalf.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-33.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA S&P 500 INDEX FUND

                             [LOGO OF LIPPER LEADER]
                                     EXPENSE

The Fund's Member and Reward shares are listed as a Lipper Leader for Expense among 155 funds within the Lipper S&P 500 Index Funds category for the overall period ending June 30, 2006.

   [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]   [LOGO OF LIPPER LEADER]
         TOTAL RETURN           CONSISTENT RETURN            PRESERVATION

The Fund's Reward shares are listed as a Lipper Leader for Total Return and Consistent Return among 155 and 152 funds, respectively, within the Lipper S&P 500 Index Funds category, and for Preservation among 8,117 equity funds, for the overall period ending June 30, 2006. The Fund's Reward shares received a Lipper Leader rating for Total Return among 155 funds for the three-year period. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JUNE 30, 2006. THE FUND'S MEMBER SHARES RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 155, 137, AND 52 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY, AND THE FUND'S REWARD SHARES RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 155 FUNDS FOR THE THREE-YEAR PERIOD. LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF JUNE 30, 2006. THE FUND'S REWARD SHARES RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 152 FUNDS FOR THE THREE-YEAR PERIOD. THE FUND'S REWARD SHARES RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 8,117 EQUITY FUNDS FOR THE THREE-YEAR PERIOD. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED-EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE, TOTAL RETURN, CONSISTENT RETURN, AND PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2006, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA S&P 500 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the S&P 500 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

MEMBER SHARES (Ticker Symbol: USSPX)

--------------------------------------------------------------------------------
                                    6/30/06                 12/31/05
--------------------------------------------------------------------------------
Net Assets                          $2,035.3 Million        $2,292.6 Million
Net Asset Value Per Share               $19.03                  $18.70

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/06
--------------------------------------------------------------------------------

12/31/05 TO 6/30/06*             1 YEAR         5 YEARS           10 YEARS
       2.61%                     8.45%           2.24%             8.10%

REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                   6/30/06                  12/31/05
--------------------------------------------------------------------------------
Net Assets                       $814.9 Million          $507.0 Million
Net Asset Value Per Share            $19.03                  $18.70

--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/06
--------------------------------------------------------------------------------

12/31/05 TO 6/30/06*              1 YEAR         SINCE INCEPTION ON 5/01/02
      2.66%                        8.56%                   5.56%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA EXCLUDES THE IMPACT OF A $10 ACCOUNT MAINTENANCE FEE THAT IS ASSESSED ON ACCOUNTS OF LESS THAN $10,000. PERFORMANCE OF MEMBER SHARES WILL VARY FROM REWARD SHARES DUE TO DIFFERENCES IN EXPENSES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    USAA S&P 500 INDEX
                 S&P 500 INDEX     FUND - MEMBER SHARES
 6/30/1996        $10000.00            $10000.00
 7/31/1996          9558.45              9559.39
 8/31/1996          9760.37              9760.54
 9/30/1996         10309.22             10306.59
10/31/1996         10593.44             10585.40
11/30/1996         11393.47             11393.01
12/31/1996         11167.78             11175.65
 1/31/1997         11865.11             11861.45
 2/28/1997         11958.26             11958.05
 3/31/1997         11467.83             11454.69
 4/30/1997         12151.84             12143.33
 5/31/1997         12894.77             12890.16
 6/30/1997         13468.02             13462.52
 7/31/1997         14539.39             14533.29
 8/31/1997         13725.47             13715.61
 9/30/1997         14476.75             14465.28
10/31/1997         13993.81             13976.92
11/30/1997         14641.08             14621.56
12/31/1997         14892.34             14866.75
 1/31/1998         15056.90             15043.27
 2/28/1998         16142.23             16112.18
 3/31/1998         16968.19             16936.22
 4/30/1998         17141.95             17093.58
 5/31/1998         16847.71             16798.53
 6/30/1998         17531.55             17477.18
 7/31/1998         17346.27             17299.65
 8/31/1998         14840.14             14804.32
 9/30/1998         15791.63             15759.55
10/31/1998         17074.16             17045.64
11/30/1998         18108.57             18074.52
12/31/1998         19151.38             19121.65
 1/31/1999         19951.93             19885.72
 2/28/1999         19331.94             19270.49
 3/31/1999         20105.18             20048.02
 4/30/1999         20883.74             20824.84
 5/31/1999         20391.14             20316.92
 6/30/1999         21519.71             21454.21
 7/31/1999         20850.69             20784.70
 8/31/1999         20747.47             20674.78
 9/30/1999         20179.40             20125.29
10/31/1999         21455.82             21368.71
11/30/1999         21891.95             21799.89
12/31/1999         23179.54             23074.86
 1/31/2000         22015.08             21917.09
 2/29/2000         21598.78             21504.32
 3/31/2000         23710.40             23588.92
 4/30/2000         22997.31             22882.06
 5/31/2000         22525.86             22397.36
 6/30/2000         23080.63             22942.63
 7/31/2000         22720.11             22588.42
 8/31/2000         24130.56             23985.01
 9/30/2000         22856.95             22720.39
10/31/2000         22759.84             22618.92
11/30/2000         20966.93             20832.94
12/31/2000         21069.79             20935.93
 1/31/2001         21816.87             21672.00
 2/28/2001         19828.85             19695.13
 3/31/2001         18573.38             18443.08
 4/30/2001         20015.58             19866.65
 5/31/2001         20149.86             19993.19
 6/30/2001         19659.61             19498.15
 7/31/2001         19466.00             19307.83
 8/31/2001         18248.62             18102.41
 9/30/2001         16775.12             16639.89
10/31/2001         17095.19             16958.25
11/30/2001         18406.17             18252.94
12/31/2001         18567.52             18404.74
 1/31/2002         18296.70             18138.16
 2/28/2002         17943.77             17786.27
 3/31/2002         18618.70             18447.80
 4/30/2002         17490.38             17324.89
 5/31/2002         17361.98             17196.55
 6/30/2002         16125.72             15965.40
 7/31/2002         14869.02             14731.52
 8/31/2002         14966.36             14817.35
 9/30/2002         13341.44             13204.93
10/31/2002         14514.42             14369.12
11/30/2002         15367.88             15209.93
12/31/2002         14465.52             14320.93
 1/31/2003         14087.30             13931.24
 2/28/2003         13875.62             13725.58
 3/31/2003         14009.96             13844.42
 4/30/2003         15163.42             14985.44
 5/31/2003         15961.58             15767.86
 6/30/2003         16165.48             15957.47
 7/31/2003         16450.63             16240.87
 8/31/2003         16770.82             16546.06
 9/30/2003         16593.25             16360.68
10/31/2003         17531.45             17290.88
11/30/2003         17685.52             17433.15
12/31/2003         18612.38             18338.38
 1/31/2004         18953.94             18667.81
 2/29/2004         19217.30             18920.38
 3/31/2004         18927.42             18634.09
 4/30/2004         18630.69             18336.74
 5/31/2004         18885.84             18579.03
 6/30/2004         19252.97             18935.13
 7/31/2004         18615.82             18305.43
 8/31/2004         18690.43             18371.71
 9/30/2004         18892.90             18563.24
10/31/2004         19181.53             18851.55
11/30/2004         19957.40             19605.62
12/31/2004         20636.31             20265.19
 1/31/2005         20133.31             19773.91
 2/28/2005         20556.76             20187.03
 3/31/2005         20193.13             19827.38
 4/30/2005         19810.33             19446.30
 5/31/2005         20440.12             20062.75
 6/30/2005         20469.40             20088.40
 7/31/2005         21230.30             20831.17
 8/31/2005         21036.70             20639.85
 9/30/2005         21207.00             20803.86
10/31/2005         20853.27             20453.56
11/30/2005         21641.20             21221.98
12/31/2005         21648.82             21231.40
 1/31/2006         22222.02             21787.73
 2/28/2006         22282.13             21844.50
 3/31/2006         22559.44             22114.51
 4/30/2006         22862.16             22399.49
 5/31/2006         22204.98             21761.13
 6/30/2006         22234.46             21786.09

                  [END CHART]

                       DATA FROM 6/30/96 THROUGH 6/30/06.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 'STANDARD & POOR'S(R)', 'S&P(R)", 'S&P 500(R)", 'STANDARD & POOR'S 500', AND '500' ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR OUR USE. THE USAA S&P 500 INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE USAA S&P 500 INDEX FUND. O INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    USAA S&P 500 INDEX
                 S&P 500 INDEX     FUND - REWARD SHARES
 4/30/02          $10000.00             $10000.00
 5/31/02            9926.59               9834.86
 6/30/02            9219.76               9132.62
 7/31/02            8501.25               8426.81
 8/31/02            8556.91               8482.04
 9/30/02            7627.87               7559.41
10/31/02            8298.51               8225.87
11/30/02            8786.48               8707.21
12/31/02            8270.55               8200.15
 1/31/03            8054.31               7977.01
 2/28/03            7933.28               7859.25
 3/31/03            8010.09               7935.34
 4/30/03            8669.58               8582.61
 5/31/03            9125.92               9030.72
 6/30/03            9242.49               9144.24
 7/31/03            9405.53               9306.64
 8/31/03            9588.59               9481.53
 9/30/03            9487.07               9379.66
10/31/03           10023.48               9912.95
11/30/03           10111.57               9994.52
12/31/03           10641.49              10518.03
 1/31/04           10836.78              10706.98
 2/29/04           10987.35              10858.13
 3/31/04           10821.61              10692.00
 4/30/04           10651.96              10521.38
 5/31/04           10797.84              10660.40
 6/30/04           11007.74              10871.11
 7/31/04           10643.46              10509.59
 8/31/04           10686.11              10547.64
 9/30/04           10801.88              10661.87
10/31/04           10966.90              10821.09
11/30/04           11410.50              11260.56
12/31/04           11798.66              11640.03
 1/31/05           11511.07              11357.84
 2/28/05           11753.18              11595.13
 3/31/05           11545.27              11389.20
 4/30/05           11326.41              11176.74
 5/31/05           11686.48              11530.84
 6/30/05           11703.23              11541.98
 7/31/05           12138.27              11975.21
 8/31/05           12027.57              11865.29
 9/30/05           12124.94              11956.26
10/31/05           11922.70              11754.93
11/30/05           12373.19              12203.05
12/31/05           12377.55              12205.16
 1/31/06           12705.27              12524.98
 2/28/06           12739.64              12557.61
 3/31/06           12898.19              12715.75
 4/30/06           13071.27              12886.17
 5/31/06           12695.53              12512.56
 6/30/06           12712.38              12530.42

                                   [END CHART]

                   DATA FROM 4/30/02* THROUGH 6/30/06.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500 Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *THE PERFORMANCE OF THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH OF APRIL 30, 2002, WHILE THE REWARD SHARES WERE INTRODUCED ON MAY 1, 2002. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------------
                 TOP 10 Equity Holdings
                   (% of Net Assets)
------------------------------------------------------

Exxon Mobil Corp.                                  3.2%

General Electric Co.                               3.0%

Citigroup, Inc.                                    2.1%

Bank of America Corp.                              1.9%

Microsoft Corp.                                    1.8%

Procter & Gamble Co.                               1.6%

Johnson & Johnson, Inc.                            1.5%

Pfizer, Inc.                                       1.4%

Altria Group, Inc.                                 1.3%

American International Group, Inc.                 1.3%

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-33.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                          SECTOR ALLOCATION*
                              6/30/2006

          [PIE CHART OF SECTOR ALLOCATION]

Financials                                     21.2%
Information Technology                         14.6%
Health Care                                    12.2%
Industrials                                    11.6%
Consumer Discretionary                         10.2%
Energy                                         10.1%
Consumer Staples                                9.6%
Telecommunication Services                      3.3%
Utilities                                       3.3%
Materials                                       3.0%

                     [END CHART]

*Excludes money market instruments.

Percentages are of the net assets of the Fund and may not equal 100%.

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              COMMON STOCKS (99.1%)

              ADVERTISING (0.2%)
    95,500    Interpublic Group of Companies, Inc.*                               $      798
    44,600    Omnicom Group, Inc.                                                      3,973
                                                                                  ----------
                                                                                       4,771
                                                                                  ----------
              AEROSPACE & DEFENSE (2.4%)
   196,000    Boeing Co.                                                              16,054
    98,600    General Dynamics Corp.                                                   6,454
    29,900    Goodrich Corp.                                                           1,205
   203,300    Honeywell International, Inc.                                            8,193
    29,100    L-3 Communications Holdings, Inc.                                        2,195
    89,300    Lockheed Martin Corp.                                                    6,407
    87,606    Northrop Grumman Corp.                                                   5,612
   110,800    Raytheon Co.                                                             4,938
    40,100    Rockwell Collins, Inc.                                                   2,240
   250,900    United Technologies Corp.                                               15,912
                                                                                  ----------
                                                                                      69,210
                                                                                  ----------
              AGRICULTURAL PRODUCTS (0.2%)
   161,380    Archer-Daniels-Midland Co.                                               6,662
                                                                                  ----------
              AIR FREIGHT & LOGISTICS (1.1%)
    75,000    FedEx Corp.                                                              8,765
   267,400    United Parcel Service, Inc. "B"                                         22,015
                                                                                  ----------
                                                                                      30,780
                                                                                  ----------
              AIRLINES (0.1%)
   174,500    Southwest Airlines, Inc.                                                 2,857
                                                                                  ----------
              ALUMINUM (0.3%)
   214,200    Alcoa, Inc.                                                              6,932
                                                                                  ----------
              APPAREL RETAIL (0.3%)
   142,100    Gap, Inc.                                                                2,473
    85,700    Limited Brands, Inc.                                                     2,193
   114,300    TJX Companies, Inc.                                                      2,613
                                                                                  ----------
                                                                                       7,279
                                                                                  ----------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.2%)
    93,200    Coach, Inc.*                                                        $    2,787
    27,539    Jones Apparel Group, Inc.                                                  875
    23,700    Liz Claiborne, Inc.                                                        878
    22,300    VF Corp.                                                                 1,515
                                                                                  ----------
                                                                                       6,055
                                                                                  ----------
              APPLICATION SOFTWARE (0.4%)
   146,300    Adobe Systems, Inc.*                                                     4,442
    56,600    Autodesk, Inc.*                                                          1,950
    42,800    Citrix Systems, Inc.*                                                    1,718
    91,400    Compuware Corp.*                                                           612
    45,100    Intuit, Inc.*                                                            2,724
    28,480    Parametric Technology Corp.*                                               362
                                                                                  ----------
                                                                                      11,808
                                                                                  ----------
              ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
    64,660    Ameriprise Financial, Inc.                                               2,888
   192,900    Bank of New York Co., Inc.                                               6,211
    20,800    Federated Investors, Inc. "B"                                              655
    36,400    Franklin Resources, Inc.                                                 3,160
    54,600    Janus Capital Group, Inc.                                                  977
    32,400    Legg Mason, Inc.                                                         3,225
    98,600    Mellon Financial Corp.                                                   3,395
    45,600    Northern Trust Corp.(d)                                                  2,522
    81,700    State Street Corp.                                                       4,746
    66,600    T. Rowe Price Group, Inc.                                                2,518
                                                                                  ----------
                                                                                      30,297
                                                                                  ----------
              AUTO PARTS & EQUIPMENT (0.1%)
    45,400    Johnson Controls, Inc.                                                   3,733
                                                                                  ----------
              AUTOMOBILE MANUFACTURERS (0.3%)
   456,900    Ford Motor Co.                                                           3,166
   142,400    General Motors Corp.                                                     4,242
                                                                                  ----------
                                                                                       7,408
                                                                                  ----------
              AUTOMOTIVE RETAIL (0.1%)
    38,363    AutoNation, Inc.*                                                          822
    13,600    AutoZone, Inc.*                                                          1,200
                                                                                  ----------
                                                                                       2,022
                                                                                  ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              BIOTECHNOLOGY (1.2%)
   289,348    Amgen, Inc.*                                                        $   18,874
    84,110    Biogen Idec, Inc.*                                                       3,897
    63,600    Genzyme Corp.*                                                           3,882
   113,132    Gilead Sciences, Inc.*                                                   6,693
    61,800    MedImmune, Inc.*                                                         1,675
                                                                                  ----------
                                                                                      35,021
                                                                                  ----------
              BREWERS (0.3%)
   191,700    Anheuser-Busch Companies, Inc.                                           8,740
    14,900    Molson Coors Brewing Co. "B"                                             1,011
                                                                                  ----------
                                                                                       9,751
                                                                                  ----------
              BROADCASTING & CABLE TV (1.0%)
   194,300    CBS Corp. "B"                                                            5,256
   127,700    Clear Channel Communications, Inc.                                       3,952
   528,394    Comcast Corp. "A"*                                                      17,299
    20,900    E.W. Scripps Co. "A"                                                       902
    58,000    Univision Communications, Inc. "A"*                                      1,943
                                                                                  ----------
                                                                                      29,352
                                                                                  ----------
              BUILDING PRODUCTS (0.2%)
    44,000    American Standard Companies, Inc.                                        1,904
   105,500    Masco Corp.                                                              3,127
                                                                                  ----------
                                                                                       5,031
                                                                                  ----------
              CASINOS & GAMING (0.2%)
    44,800    Harrah's Entertainment, Inc.                                             3,189
    85,796    International Game Technology, Inc.                                      3,255
                                                                                  ----------
                                                                                       6,444
                                                                                  ----------
              COAL & CONSUMABLE FUELS (0.0%)(c)
    23,957    CONSOL Energy, Inc.                                                      1,119
                                                                                  ----------
              COMMERCIAL PRINTING (0.1%)
    49,500    R.R. Donnelley & Sons Co.                                                1,582
                                                                                  ----------
              COMMUNICATIONS EQUIPMENT (2.8%)
    28,400    ADC Telecommunications, Inc.*                                              479
    45,900    Andrew Corp.*                                                              407
   104,672    Avaya, Inc.*                                                             1,195
   145,200    Ciena Corp.*                                                               698
 1,505,900    Cisco Systems, Inc.*                                                    29,410
    49,600    Comverse Technology, Inc.*                                                 981

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
   379,500    Corning, Inc.*                                                      $    9,180
   408,500    JDS Uniphase Corp.*                                                      1,034
   138,800    Juniper Networks, Inc.*                                                  2,219
 1,092,300    Lucent Technologies, Inc.*                                               2,643
   612,000    Motorola, Inc.                                                          12,332
   406,900    QUALCOMM, Inc.                                                          16,305
   110,600    Tellabs, Inc.*                                                           1,472
                                                                                  ----------
                                                                                      78,355
                                                                                  ----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
   99,250     Best Buy Co., Inc.                                                       5,443
   40,300     Circuit City Group                                                       1,097
   32,900     RadioShack Corp.                                                           460
                                                                                  ----------
                                                                                       7,000
                                                                                  ----------
              COMPUTER HARDWARE (2.9%)
  209,300     Apple Computer, Inc.*                                                   11,955
  557,400     Dell, Inc.*                                                             13,606
   69,900     Gateway, Inc.*                                                             133
  684,511     Hewlett-Packard Co.                                                     21,685
  383,700     International Business Machines Corp.                                   29,476
   46,000     NCR Corp.*                                                               1,685
  839,400     Sun Microsystems, Inc.*                                                  3,484
                                                                                  ----------
                                                                                      82,024
                                                                                  ----------
              COMPUTER STORAGE & PERIPHERALS (0.5%)
  591,900     EMC Corp.*                                                               6,493
   29,400     Lexmark International, Inc. "A"*                                         1,641
   90,700     Network Appliance, Inc.*                                                 3,202
   42,200     QLogic Corp.*                                                              728
   45,200     SanDisk Corp.*                                                           2,304
                                                                                  ----------
                                                                                      14,368
                                                                                  ----------
              CONSTRUCTION & ENGINEERING (0.1%)
   20,100     Fluor Corp.                                                              1,868
                                                                                  ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
  165,900     Caterpillar, Inc.                                                       12,356
   11,700     Cummins, Inc.                                                            1,431
   59,100     Deere & Co.                                                              4,934
   17,600     Navistar International Corp.*                                              433
   42,000     PACCAR, Inc.                                                             3,460
                                                                                  ----------
                                                                                      22,614
                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              CONSTRUCTION MATERIALS (0.1%)
    24,800    Vulcan Materials Co.                                                $    1,934
                                                                                  ----------
              CONSUMER ELECTRONICS (0.0%)(C)
    16,200    Harman International Industries, Inc.                                    1,383
                                                                                  ----------
              CONSUMER FINANCE (1.0%)
   303,000    American Express Co.                                                    16,126
    72,900    Capital One Financial Corp.                                              6,229
   102,200    SLM Corp.                                                                5,408
                                                                                  ----------
                                                                                      27,763
                                                                                  ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
    30,800    Affiliated Computer Services, Inc. "A"*                                  1,590
   142,200    Automatic Data Processing, Inc.                                          6,449
    45,200    Computer Sciences Corp.*                                                 2,189
    34,300    Convergys Corp.*                                                           669
   127,200    Electronic Data Systems Corp.                                            3,060
   189,112    First Data Corp.                                                         8,518
    46,100    Fiserv, Inc.*                                                            2,091
    81,800    Paychex, Inc.                                                            3,189
    31,600    Sabre Holdings Corp. "A"                                                   695
                                                                                  ----------
                                                                                      28,450
                                                                                  ----------
              DEPARTMENT STORES (0.7%)
    15,900    Dillard's, Inc. "A"                                                        506
   128,202    Federated Dept. Stores, Inc.                                             4,692
    56,800    J.C. Penney Co., Inc.                                                    3,835
    84,500    Kohl's Corp.*                                                            4,996
    54,300    Nordstrom, Inc.                                                          1,982
    25,085    Sears Holdings Corp.*                                                    3,884
                                                                                  ----------
                                                                                      19,895
                                                                                  ----------
              DISTILLERS & VINTNERS (0.1%)
    21,300    Brown-Forman Corp. "B"                                                   1,522
    48,500    Constellation Brands, Inc. "A"*                                          1,212
                                                                                  ----------
                                                                                       2,734
                                                                                  ----------
              DISTRIBUTORS (0.1%)
    41,900    Genuine Parts Co.                                                        1,746
                                                                                  ----------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (2.3%)
    41,800    Comerica, Inc.                                                      $    2,173
   440,900    U.S. Bancorp                                                            13,615
   397,302    Wachovia Corp.                                                          21,486
   410,300    Wells Fargo & Co.                                                       27,523
                                                                                  ----------
                                                                                      64,797
                                                                                  ----------
              DIVERSIFIED CHEMICALS (0.8%)
    18,500    Ashland, Inc.                                                            1,234
   236,800    Dow Chemical Co.                                                         9,242
   225,500    E.I. du Pont de Nemours & Co.                                            9,381
    19,300    Eastman Chemical Co.                                                     1,042
    24,800    Hercules, Inc.*                                                            379
    39,800    PPG Industries, Inc.                                                     2,627
                                                                                  ----------
                                                                                      23,905
                                                                                  ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.2%)
   246,810    Cendant Corp.                                                            4,021
    33,900    Cintas Corp.                                                             1,348
    31,400    Equifax, Inc.                                                            1,078
                                                                                  ----------
                                                                                       6,447
                                                                                  ----------
              DIVERSIFIED METALS & MINING (0.1%)
    47,600    Phelps Dodge Corp.                                                       3,911
                                                                                  ----------
              DIVERSIFIED REITS (0.1%)
    28,900    Vornado Realty Trust                                                     2,819
                                                                                  ----------
              DRUG RETAIL (0.6%)
   199,200    CVS Corp.                                                                6,115
   250,600    Walgreen Co.                                                            11,237
                                                                                  ----------
                                                                                      17,352
                                                                                  ----------
              EDUCATION SERVICES (0.1%)
    35,900    Apollo Group, Inc. "A"*                                                  1,855
                                                                                  ----------
              ELECTRIC UTILITIES (1.5%)
    36,600    Allegheny Energy, Inc.*                                                  1,357
    97,000    American Electric Power Co.                                              3,322
    79,800    Edison International                                                     3,112
    51,200    Entergy Corp.                                                            3,622
   164,800    Exelon Corp.                                                             9,366

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
    80,750    FirstEnergy Corp.                                                   $    4,377
    97,100    FPL Group, Inc.                                                          4,018
    24,700    Pinnacle West Capital Corp.                                                986
    93,100    PPL Corp.                                                                3,007
    62,100    Progress Energy, Inc.                                                    2,662
   183,700    Southern Co.                                                             5,888
                                                                                  ----------
                                                                                      41,717
                                                                                  ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    41,900    American Power Conversion Corp.                                            817
    22,700    Cooper Industries, Inc. "A"                                              2,109
   100,800    Emerson Electric Co.                                                     8,448
    42,900    Rockwell Automation, Inc.                                                3,089
                                                                                  ----------
                                                                                      14,463
                                                                                  ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
   108,600    Agilent Technologies, Inc.*                                              3,427
    51,500    Symbol Technologies, Inc.                                                  556
    18,700    Tektronix, Inc.                                                            550
                                                                                  ----------
                                                                                       4,533
                                                                                  ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    42,400    Jabil Circuit, Inc.                                                      1,086
    35,500    Molex, Inc.                                                              1,192
   123,300    Sanmina-SCI Corp.*                                                         567
   233,100    Solectron Corp.*                                                           797
                                                                                  ----------
                                                                                       3,642
                                                                                  ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    54,500    Allied Waste Industries, Inc.*                                             619
   134,900    Waste Management, Inc.                                                   4,840
                                                                                  ----------
                                                                                       5,459
                                                                                  ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    66,061    Monsanto Co.                                                             5,562
                                                                                  ----------
              FOOD DISTRIBUTORS (0.2%)
   155,400    Sysco Corp.                                                              4,749
                                                                                  ----------
              FOOD RETAIL (0.4%)
   178,000    Kroger Co.                                                               3,891
   110,500    Safeway, Inc.                                                            2,873

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
    50,225    SUPERVALU, Inc.                                                     $    1,542
    33,800    Whole Foods Market, Inc.                                                 2,185
                                                                                  ----------
                                                                                      10,491
                                                                                  ----------
              FOOTWEAR (0.1%)
    47,100    NIKE, Inc. "B"                                                           3,815
                                                                                  ----------
              FOREST PRODUCTS (0.2%)
    28,700    Louisiana-Pacific Corp.                                                    628
    60,700    Weyerhaeuser Co.                                                         3,779
                                                                                  ----------
                                                                                       4,407
                                                                                  ----------
              GAS UTILITIES (0.0%)(c)
    12,400    NICOR, Inc.                                                                515
     6,166    Peoples Energy Corp.                                                       221
                                                                                  ----------
                                                                                         736
                                                                                  ----------
              GENERAL MERCHANDISE STORES (0.5%)
    26,100    Big Lots, Inc.*                                                            446
    76,400    Dollar General Corp.                                                     1,068
    40,600    Family Dollar Stores, Inc.                                                 992
   216,900    Target Corp.                                                            10,600
                                                                                  ----------
                                                                                      13,106
                                                                                  ----------
              GOLD (0.3%)
    43,500    Freeport-McMoRan Copper & Gold, Inc. "B"                                 2,410
   110,700    Newmont Mining Corp.                                                     5,859
                                                                                  ----------
                                                                                       8,269
                                                                                  ----------
              HEALTH CARE DISTRIBUTORS (0.5%)
    47,718    AmerisourceBergen Corp.                                                  2,000
   103,315    Cardinal Health, Inc.                                                    6,646
    77,600    McKesson Corp.                                                           3,669
    33,800    Patterson Companies, Inc.*                                               1,181
                                                                                  ----------
                                                                                      13,496
                                                                                  ----------
              HEALTH CARE EQUIPMENT (1.5%)
   156,700    Baxter International, Inc.                                               5,761
    61,300    Becton, Dickinson & Co.                                                  3,747
    61,200    Biomet, Inc.                                                             1,915
   298,100    Boston Scientific Corp.*                                                 5,020
    25,800    C.R. Bard, Inc.                                                          1,890
    36,360    Hospira, Inc.*                                                           1,561

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
   296,800    Medtronic, Inc.                                                     $   13,926
    89,400    St. Jude Medical, Inc.*                                                  2,899
    71,200    Stryker Corp.                                                            2,998
    60,600    Zimmer Holdings, Inc.*                                                   3,437
                                                                                  ----------
                                                                                      43,154
                                                                                  ----------
              HEALTH CARE FACILITIES (0.2%)
    97,540    HCA, Inc.                                                                4,209
    60,600    Health Management Associates, Inc. "A"                                   1,195
    19,400    Manor Care, Inc.                                                           910
   114,800    Tenet Healthcare Corp.*                                                    801
                                                                                  ----------
                                                                                       7,115
                                                                                  ----------
              HEALTH CARE SERVICES (0.6%)
   110,300    Caremark Rx, Inc.                                                        5,501
    36,400    Express Scripts, Inc.*                                                   2,611
    32,800    Laboratory Corp. of America Holdings*                                    2,041
    74,583    Medco Health Solutions, Inc.*                                            4,272
    40,780    Quest Diagnostics, Inc.                                                  2,444
                                                                                  ----------
                                                                                      16,869
                                                                                  ----------
              HEALTH CARE SUPPLIES (0.0%)(c)
    13,200    Bausch & Lomb, Inc.                                                        647
                                                                                  ----------
              HEALTH CARE TECHNOLOGY (0.0%)(c)
    49,400    IMS Health, Inc.                                                         1,326
                                                                                  ----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
    74,900    Electronic Arts, Inc.*                                                   3,224
                                                                                  ----------
              HOME FURNISHINGS (0.0%)(c)
    44,600    Leggett & Platt, Inc.                                                    1,114
                                                                                  ----------
              HOME IMPROVEMENT RETAIL (1.1%)
   507,200    Home Depot, Inc.                                                        18,152
   191,100    Lowe's Companies, Inc.                                                  11,594
    28,300    Sherwin-Williams Co.                                                     1,344
                                                                                  ----------
                                                                                      31,090
                                                                                  ----------
              HOMEBUILDING (0.2%)
    31,500    Centex Corp.                                                             1,585
    66,700    D.R. Horton, Inc.                                                        1,589

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USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
    19,000    KB Home                                                             $      871
    32,800    Lennar Corp. "A"                                                         1,455
    52,600    Pulte Homes, Inc.                                                        1,514
                                                                                  ----------
                                                                                       7,014
                                                                                  ----------
              HOMEFURNISHING RETAIL (0.1%)
    72,300    Bed Bath & Beyond, Inc.*                                                 2,398
                                                                                  ----------
              HOTELS, RESORTS, & CRUISE LINES (0.5%)
   105,800    Carnival Corp.                                                           4,416
    80,300    Hilton Hotels Corp.                                                      2,271
    79,400    Marriott International, Inc. "A"                                         3,027
    53,400    Starwood Hotels & Resorts Worldwide, Inc.                                3,222
                                                                                  ----------
                                                                                      12,936
                                                                                  ----------
              HOUSEHOLD APPLIANCES (0.2%)
    19,400    Black & Decker Corp.                                                     1,639
    12,800    Snap-On, Inc.                                                              517
    19,800    Stanley Works                                                              935
    20,193    Whirlpool Corp.                                                          1,669
                                                                                  ----------
                                                                                       4,760
                                                                                  ----------
              HOUSEHOLD PRODUCTS (2.2%)
    35,700    Clorox Co.                                                               2,177
   127,300    Colgate-Palmolive Co.                                                    7,625
   113,800    Kimberly-Clark Corp.                                                     7,022
   805,223    Procter & Gamble Co.                                                    44,770
                                                                                  ----------
                                                                                      61,594
                                                                                  ----------
              HOUSEWARES & SPECIALTIES (0.2%)
    35,800    Fortune Brands, Inc.                                                     2,542
    67,500    Newell Rubbermaid, Inc.                                                  1,744
                                                                                  ----------
                                                                                       4,286
                                                                                  ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.1%)
    29,900    Monster Worldwide, Inc.*                                                 1,276
    41,600    Robert Half International, Inc.                                          1,747
                                                                                  ----------
                                                                                       3,023
                                                                                  ----------
              HYPERMARKETS & SUPER CENTERS (1.3%)
   117,500    Costco Wholesale Corp.                                                   6,713
   612,200    Wal-Mart Stores, Inc.(g)                                                29,489
                                                                                  ----------
                                                                                      36,202
                                                                                  ----------

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USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
   161,500    AES Corp.*                                                          $    2,980
    43,500    Constellation Energy Group, Inc.                                         2,371
    75,121    Dynegy, Inc. "A"*                                                          411
   113,300    TXU Corp.                                                                6,774
                                                                                  ----------
                                                                                      12,536
                                                                                  ----------
              INDUSTRIAL CONGLOMERATES (4.1%)
   184,800    3M Co.                                                                  14,926
 2,552,000    General Electric Co.(g)                                                 84,114
    32,200    Textron, Inc.                                                            2,968
   493,400    Tyco International Ltd.                                                 13,569
                                                                                  ----------
                                                                                     115,577
                                                                                  ----------
              INDUSTRIAL GASES (0.3%)
    52,900    Air Products & Chemicals, Inc.                                           3,382
    78,800    Praxair, Inc.                                                            4,255
                                                                                  ----------
                                                                                       7,637
                                                                                  ----------
              INDUSTRIAL MACHINERY (0.8%)
    58,400    Danaher Corp.                                                            3,756
    47,200    Dover Corp.                                                              2,333
    35,900    Eaton Corp.                                                              2,707
   100,400    Illinois Tool Works, Inc.                                                4,769
    80,600    Ingersoll-Rand Co., Ltd. "A"                                             3,448
    45,000    ITT Industries, Inc.                                                     2,228
    27,100    Pall Corp.                                                                 759
    30,000    Parker-Hannifin Corp.                                                    2,328
                                                                                  ----------
                                                                                      22,328
                                                                                  ----------
              INDUSTRIAL REITS (0.1%)
    60,800    ProLogis                                                                 3,169
                                                                                  ----------
              INSURANCE BROKERS (0.2%)
    82,200    Aon Corp.                                                                2,862
   128,200    Marsh & McLennan Companies, Inc.                                         3,448
                                                                                  ----------
                                                                                       6,310
                                                                                  ----------
              INTEGRATED OIL & GAS (6.1%)
   545,017    Chevron Corp.                                                           33,824
   405,608    ConocoPhillips                                                          26,579
 1,484,600    Exxon Mobil Corp.(g)                                                    91,080
    58,800    Hess Corp.                                                               3,108

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USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
    89,720    Marathon Oil Corp.                                                  $    7,474
    40,200    Murphy Oil Corp.                                                         2,246
   105,700    Occidental Petroleum Corp.                                              10,839
                                                                                  ----------
                                                                                     175,150
                                                                                  ----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
   949,866    AT&T, Inc.                                                              26,492
   440,100    BellSouth Corp.                                                         15,931
    31,400    CenturyTel, Inc.                                                         1,166
    83,600    Citizens Communications Co.                                              1,091
    36,421    Embarq Corp.*                                                            1,493
   385,000    Qwest Communications International, Inc.*                                3,115
   716,360    Verizon Communications, Inc.                                            23,991
                                                                                  ----------
                                                                                      73,279
                                                                                  ----------
              INTERNET RETAIL (0.1%)
    75,398    Amazon.com, Inc.*                                                        2,916
                                                                                  ----------

              INTERNET SOFTWARE & SERVICES (1.4%)
   282,400    eBay, Inc.*                                                              8,271
    50,569    Google, Inc. "A"*                                                       21,205
    63,000    VeriSign, Inc.*                                                          1,460
   307,400    Yahoo!, Inc.*                                                           10,144
                                                                                  ----------
                                                                                      41,080
                                                                                  ----------
              INVESTMENT BANKING & BROKERAGE (2.4%)
    28,400    Bear Stearns Companies, Inc.                                             3,978
   254,700    Charles Schwab Corp.                                                     4,070
   106,700    E*TRADE Financial Corp.*                                                 2,435
   107,700    Goldman Sachs Group, Inc.                                               16,202
   133,400    Lehman Brothers Holdings, Inc.                                           8,691
   224,800    Merrill Lynch & Co., Inc.                                               15,637
   262,900    Morgan Stanley                                                          16,618
                                                                                  ----------
                                                                                      67,631
                                                                                  ----------
              IT CONSULTING & OTHER SERVICES (0.0%)(c)
    73,600    Unisys Corp.*                                                              462
                                                                                  ----------
              LEISURE PRODUCTS (0.1%)
    23,900    Brunswick Corp.                                                            795
    38,800    Hasbro, Inc.                                                               702
   103,200    Mattel, Inc.                                                             1,704
                                                                                  ----------
                                                                                       3,201
                                                                                  ----------

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USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (1.2%)
   123,300    AFLAC, Inc.                                                         $    5,715
    69,371    Lincoln National Corp.                                                   3,915
   185,700    MetLife, Inc.                                                            9,510
    68,800    Principal Financial Group, Inc.                                          3,829
   122,300    Prudential Financial, Inc.                                               9,503
    25,500    Torchmark Corp.                                                          1,548
    73,700    UnumProvident Corp.                                                      1,336
                                                                                  ----------
                                                                                      35,356
                                                                                  ----------
              LIFE SCIENCES TOOLS & SERVICES (0.3%)
    45,500    Applera Corp. - Applied Biosystems Group                                 1,472
    29,700    Fisher Scientific International, Inc.*                                   2,170
    10,900    Millipore Corp.*                                                           687
    31,700    PerkinElmer, Inc.                                                          662
    39,600    Thermo Electron Corp.*                                                   1,435
    27,600    Waters Corp.*                                                            1,225
                                                                                  ----------
                                                                                       7,651
                                                                                  ----------
              MANAGED HEALTH CARE (1.4%)
   138,900    Aetna, Inc.                                                              5,546
    29,900    CIGNA Corp.                                                              2,946
    39,480    Coventry Health Care, Inc.*                                              2,169
    39,800    Humana, Inc.*                                                            2,137
   332,000    UnitedHealth Group, Inc.                                                14,867
   156,364    WellPoint, Inc.*                                                        11,379
                                                                                  ----------
                                                                                      39,044
                                                                                  ----------
              METAL & GLASS CONTAINERS (0.1%)
    27,000    Ball Corp.                                                               1,000
    32,800    Pactiv Corp.*                                                              812
                                                                                  ----------
                                                                                       1,812
                                                                                  ----------
              MOTORCYCLE MANUFACTURERS (0.1%)
    68,600    Harley-Davidson, Inc.                                                    3,765
                                                                                  ----------
              MOVIES & ENTERTAINMENT (1.8%)
   593,000    News Corp. "A"                                                          11,374
 1,050,700    Time Warner, Inc.                                                       18,177
   189,200    Viacom, Inc. "B"*                                                        6,781
   540,521    Walt Disney Co.                                                         16,215
                                                                                  ----------
                                                                                      52,547
                                                                                  ----------

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USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              MULTI-LINE INSURANCE (1.8%)
   635,449    American International Group, Inc.                                  $   37,523
    92,300    Genworth Financial, Inc. "A"                                             3,216
    74,900    Hartford Financial Services Group, Inc.                                  6,337
   102,300    Loews Corp.                                                              3,626
                                                                                  ----------
                                                                                      50,702
                                                                                  ----------
              MULTI-UTILITIES (1.4%)
    49,400    Ameren Corp.                                                             2,495
    77,300    CenterPoint Energy, Inc.                                                   966
    54,800    CMS Energy Corp.*                                                          709
    60,400    Consolidated Edison, Inc.                                                2,684
    83,800    Dominion Resources, Inc. of Virginia                                     6,267
    40,400    DTE Energy Co.                                                           1,646
   302,780    Duke Energy Corp.                                                        8,892
    42,700    Keyspan Corp.                                                            1,725
    61,800    NiSource, Inc.                                                           1,350
    83,700    PG&E Corp.                                                               3,288
    61,400    Public Service Enterprise Group, Inc.                                    4,060
    64,200    Sempra Energy                                                            2,920
    51,000    TECO Energy, Inc.                                                          762
    99,900    Xcel Energy, Inc.                                                        1,916
                                                                                  ----------
                                                                                      39,680
                                                                                  ----------
              OFFICE ELECTRONICS (0.1%)
   236,300    Xerox Corp.*                                                             3,287
                                                                                  ----------
              OFFICE REITS (0.2%)
    22,200    Boston Properties, Inc.                                                  2,007
   102,800    Equity Office Properties Trust                                           3,753
                                                                                  ----------
                                                                                       5,760
                                                                                  ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
    25,400    Avery Dennison Corp.                                                     1,474
    55,200    Pitney Bowes, Inc.                                                       2,280
                                                                                  ----------
                                                                                       3,754
                                                                                  ----------
              OIL & GAS DRILLING (0.4%)
    77,000    Nabors Industries Ltd.*                                                  2,602
    34,100    Noble Corp.                                                              2,538
    27,800    Rowan Companies, Inc.                                                      989
    81,200    Transocean, Inc.*                                                        6,522
                                                                                  ----------
                                                                                      12,651
                                                                                  ----------

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USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (1.6%)
    83,900    Baker Hughes, Inc.                                                  $    6,867
    83,100    BJ Services Co.                                                          3,096
   125,200    Halliburton Co.                                                          9,291
    43,100    National-Oilwell Varco, Inc.*                                            2,729
   289,200    Schlumberger Ltd.                                                       18,830
    87,800    Weatherford International Ltd.*                                          4,357
                                                                                  ----------
                                                                                      45,170
                                                                                  ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.1%)
   113,800    Anadarko Petroleum Corp.                                                 5,427
    81,700    Apache Corp.                                                             5,576
    89,600    Chesapeake Energy Corp.                                                  2,710
   109,200    Devon Energy Corp.                                                       6,597
    59,400    EOG Resources, Inc.                                                      4,119
    56,562    Kerr-McGee Corp.                                                         3,923
    89,066    XTO Energy, Inc.                                                         3,943
                                                                                  ----------
                                                                                      32,295
                                                                                  ----------
              OIL & GAS REFINING & MARKETING (0.4%)
    33,500    Sunoco, Inc.                                                             2,321
   153,700    Valero Energy Corp.                                                     10,224
                                                                                  ----------
                                                                                      12,545
                                                                                  ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   159,900    El Paso Corp.                                                            2,399
    23,400    Kinder Morgan, Inc.                                                      2,337
   140,244    Williams Companies, Inc.                                                 3,276
                                                                                  ----------
                                                                                       8,012
                                                                                  ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (5.2%)
 1,119,747    Bank of America Corp.                                                   53,860
 1,222,000    Citigroup, Inc.(g)                                                      58,949
   853,329    JPMorgan Chase & Co.                                                    35,840
                                                                                  ----------
                                                                                     148,649
                                                                                  ----------
              PACKAGED FOODS & MEATS (0.9%)
    45,600    Campbell Soup Co.                                                        1,692
   122,900    ConAgra Foods, Inc.                                                      2,717
    33,500    Dean Foods Co.*                                                          1,246
    88,400    General Mills, Inc.                                                      4,567
    83,300    H.J. Heinz Co.                                                           3,434
    45,100    Hershey Co.                                                              2,484
    62,900    Kellogg Co.                                                              3,046

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
    31,200    McCormick & Co., Inc.                                               $    1,047
   192,700    Sara Lee Corp.                                                           3,087
    62,000    Tyson Foods, Inc. "A"                                                      921
    55,250    Wm. Wrigley Jr. Co.                                                      2,506
                                                                                  ----------
                                                                                      26,747
                                                                                  ----------
              PAPER PACKAGING (0.1%)
    23,800    Bemis Co., Inc.                                                            729
    20,600    Sealed Air Corp.                                                         1,073
    28,700    Temple-Inland, Inc.                                                      1,230
                                                                                  ----------
                                                                                       3,032
                                                                                  ----------
              PAPER PRODUCTS (0.2%)
   121,600    International Paper Co.                                                  3,928
    40,311    MeadWestVaco Corp.                                                       1,126
                                                                                  ----------
                                                                                       5,054
                                                                                  ----------
              PERSONAL PRODUCTS (0.2%)
    18,450    Alberto-Culver Co.                                                         899
   110,300    Avon Products, Inc.                                                      3,419
    29,700    Estee Lauder Companies, Inc. "A"                                         1,149
                                                                                  ----------
                                                                                       5,467
                                                                                  ----------
              PHARMACEUTICALS (6.4%)
   376,700    Abbott Laboratories                                                     16,428
    36,500    Allergan, Inc.                                                           3,915
    26,400    Barr Pharmaceuticals, Inc.*                                              1,259
   483,600    Bristol-Myers Squibb Co.                                                12,506
   276,600    Eli Lilly & Co.                                                         15,288
    80,500    Forest Laboratories, Inc.*                                               3,114
   730,500    Johnson & Johnson, Inc.                                                 43,771
    63,000    King Pharmaceuticals, Inc.*                                              1,071
   535,400    Merck & Co., Inc.                                                       19,505
    54,600    Mylan Laboratories, Inc.                                                 1,092
 1,801,420    Pfizer, Inc.(g)                                                         42,279
   366,100    Schering-Plough Corp.                                                    6,967
    24,300    Watson Pharmaceuticals, Inc.*                                              566
   330,700    Wyeth                                                                   14,686
                                                                                  ----------
                                                                                     182,447
                                                                                  ----------
              PHOTOGRAPHIC PRODUCTS (0.1%)
    73,300    Eastman Kodak Co.                                                        1,743
                                                                                  ----------

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              PROPERTY & CASUALTY INSURANCE (1.4%)
    77,000    ACE Ltd.                                                            $    3,895
   159,300    Allstate Corp.                                                           8,718
    25,900    Ambac Financial Group, Inc.                                              2,100
    98,000    Chubb Corp.                                                              4,890
    39,579    Cincinnati Financial Corp.                                               1,861
    34,800    MBIA, Inc.                                                               2,038
   194,000    Progressive Corp.                                                        4,988
    32,700    SAFECO Corp.                                                             1,843
   170,407    St. Paul Travelers Companies, Inc.                                       7,597
    42,700    XL Capital Ltd. "A"                                                      2,617
                                                                                  ----------
                                                                                      40,547
                                                                                  ----------
              PUBLISHING (0.4%)
    14,700    Dow Jones & Co., Inc.                                                      515
    60,500    Gannett Co., Inc.                                                        3,384
    89,900    McGraw-Hill Companies, Inc.                                              4,516
    11,000    Meredith Corp.                                                             545
    34,000    New York Times Co. "A"                                                     834
    66,300    Tribune Co.                                                              2,150
                                                                                  ----------
                                                                                      11,944
                                                                                  ----------
              RAILROADS (0.8%)
    91,500    Burlington Northern Santa Fe Corp.                                       7,251
    52,800    CSX Corp.                                                                3,719
   100,900    Norfolk Southern Corp.                                                   5,370
    64,700    Union Pacific Corp.                                                      6,015
                                                                                  ----------
                                                                                      22,355
                                                                                  ----------
              REGIONAL BANKS (1.9%)
    84,400    AmSouth Bancorp                                                          2,232
   131,100    BB&T Corp.                                                               5,452
    45,200    Commerce Bancorp, Inc.                                                   1,612
    29,100    Compass Bancshares, Inc.                                                 1,618
   136,000    Fifth Third Bancorp                                                      5,025
    28,700    First Horizon National Corp.                                             1,154
    60,900    Huntington Bancshares, Inc.                                              1,436
    99,900    KeyCorp                                                                  3,564
    20,400    M&T Bank Corp.                                                           2,406
    50,800    Marshall & Ilsley Corp.                                                  2,324
   134,000    National City Corp.                                                      4,850
   119,900    North Fork Bancorp, Inc.                                                 3,617
    69,800    PNC Financial Services Group                                             4,898

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                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
   114,783    Regions Financial Corp.                                             $    3,802
    89,800    SunTrust Banks, Inc.                                                     6,848
    74,800    Synovus Financial Corp.                                                  2,003
    23,000    Zions Bancorp                                                            1,793
                                                                                  ----------
                                                                                      54,634
                                                                                  ----------
              RESIDENTIAL REITS (0.2%)
    25,200    Apartment Investment & Management Co. "A"                                1,095
    51,000    Archstone-Smith Trust                                                    2,594
    72,100    Equity Residential Properties Trust                                      3,225
                                                                                  ----------
                                                                                       6,914
                                                                                  ----------
              RESTAURANTS (0.8%)
    33,950    Darden Restaurants, Inc.                                                 1,337
   311,600    McDonald's Corp.                                                        10,470
   189,400    Starbucks Corp.*                                                         7,152
    26,500    Wendy's International, Inc.                                              1,545
    69,200    Yum! Brands, Inc.                                                        3,478
                                                                                  ----------
                                                                                      23,982
                                                                                  ----------
              RETAIL REITS (0.2%)
    49,600    Kimco Realty Corp.                                                       1,810
    45,800    Simon Property Group, Inc.                                               3,799
                                                                                  ----------
                                                                                       5,609
                                                                                  ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
   388,400    Applied Materials, Inc.                                                  6,323
    48,500    KLA-Tencor Corp.                                                         2,016
    34,000    Novellus Systems, Inc.*                                                    840
    48,300    Teradyne, Inc.*                                                            673
                                                                                  ----------
                                                                                       9,852
                                                                                  ----------
              SEMICONDUCTORS (2.3%)
   118,600    Advanced Micro Devices, Inc.*                                            2,896
    91,400    Altera Corp.*                                                            1,604
    89,300    Analog Devices, Inc.                                                     2,870
   107,150    Broadcom Corp. "A"*                                                      3,220
    99,308    Freescale Semiconductor, Inc. "B"*                                       2,920
 1,440,300    Intel Corp.                                                             27,294
    75,200    Linear Technology Corp.                                                  2,518
    95,900    LSI Logic Corp.*                                                           858
    80,400    Maxim Integrated Products, Inc.                                          2,582
   151,100    Micron Technology, Inc.*                                                 2,275
    83,800    National Semiconductor Corp.                                             1,999

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
    82,800    NVIDIA Corp.*                                                       $    1,763
    38,100    PMC-Sierra, Inc.*                                                          358
   391,800    Texas Instruments, Inc.                                                 11,868
    85,700    Xilinx, Inc.                                                             1,941
                                                                                  ----------
                                                                                      66,966
                                                                                  ----------
              SOFT DRINKS (1.7%)
   504,400    Coca-Cola Co.                                                           21,699
    74,300    Coca-Cola Enterprises, Inc.                                              1,514
    34,300    Pepsi Bottling Group, Inc.                                               1,103
   405,600    PepsiCo, Inc.                                                           24,352
                                                                                  ----------
                                                                                      48,668
                                                                                  ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    80,000    H&R Block, Inc.                                                          1,909
                                                                                  ----------
              SPECIALIZED FINANCE (0.2%)
    49,700    CIT Group, Inc.                                                          2,599
    59,600    Moody's Corp.                                                            3,246
                                                                                  ----------
                                                                                       5,845
                                                                                  ----------
              SPECIALIZED REITS (0.1%)
    40,300    Plum Creek Timber Co., Inc.                                              1,430
    21,300    Public Storage, Inc.                                                     1,617
                                                                                  ----------
                                                                                       3,047
                                                                                  ----------
              SPECIALTY CHEMICALS (0.2%)
    45,600    Ecolab, Inc.                                                             1,851
    20,500    International Flavors & Fragrances, Inc.                                   723
    36,000    Rohm & Haas Co.                                                          1,804
    16,800    Sigma-Aldrich Corp.                                                      1,220
                                                                                  ----------
                                                                                       5,598
                                                                                  ----------
              SPECIALTY STORES (0.3%)
    73,000    Office Depot, Inc.*                                                      2,774
    17,300    OfficeMax, Inc.                                                            705
   180,100    Staples, Inc.                                                            4,380
    34,700    Tiffany & Co.                                                            1,146
                                                                                  ----------
                                                                                       9,005
                                                                                  ----------
              STEEL (0.3%)
   20,900     Allegheny Technologies, Inc.                                             1,447
   77,000     Nucor Corp.                                                              4,177
   28,300     United States Steel Corp.                                                1,985
                                                                                  ----------
                                                                                       7,609
                                                                                  ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              SYSTEMS SOFTWARE (2.5%)
    51,300    BMC Software, Inc.*                                                 $    1,226
   114,600    CA, Inc.                                                                 2,355
 2,152,600    Microsoft Corp.(g)                                                      50,156
    84,500    Novell, Inc.*                                                              560
   955,500    Oracle Corp.*                                                           13,845
   255,389    Symantec Corp.*                                                          3,969
                                                                                  ----------
                                                                                      72,111
                                                                                  ----------
              THRIFTS & MORTGAGE FINANCE (1.6%)
   145,998    Countrywide Financial Corp.                                              5,559
   237,400    Fannie Mae                                                              11,419
   169,500    Freddie Mac                                                              9,663
    63,300    Golden West Financial Corp.                                              4,697
    21,600    MGIC Investment Corp.                                                    1,404
    89,199    Sovereign Bancorp, Inc.                                                  1,812
   235,713    Washington Mutual, Inc.                                                 10,744
                                                                                  ----------
                                                                                      45,298
                                                                                  ----------
              TIRES & RUBBER (0.0%)(c)
    16,500    Cooper Tire & Rubber Co.                                                   184
    39,200    Goodyear Tire & Rubber Co.*                                                435
                                                                                  ----------
                                                                                         619
                                                                                  ----------
              TOBACCO (1.5%)
   510,900    Altria Group, Inc.                                                      37,515
    21,500    Reynolds American, Inc.                                                  2,479
    36,600    UST, Inc.                                                                1,654
                                                                                  ----------
                                                                                      41,648
                                                                                  ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    20,500    W.W. Grainger, Inc.                                                      1,542
                                                                                  ----------
              TRUCKING (0.0%)(c)
    15,000    Ryder System, Inc.                                                         876
                                                                                  ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.7%)
    93,600    ALLTEL Corp.                                                             5,974
   728,439    Sprint Nextel Corp.                                                     14,562
                                                                                  ----------
                                                                                      20,536
                                                                                  ----------
              Total common stocks (cost $2,381,148)                                2,826,091
                                                                                  ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                                                                                      MARKET
    NUMBER                                                                             VALUE
 OF SHARES    SECURITY                                                                 (000)
--------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.7%)

              MONEY MARKET FUND (0.6%)
              ------------------------
16,008,763    Northern Institutional Funds - Diversified
                 Assets Portfolio, 4.82%(a,e)                                     $   16,009
                                                                                  ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
              OTHER (0.1%)
              ------------
    $3,350    U.S. Treasury Bill, 4.72%, 9/21/2006(b,f)                                3,315
                                                                                  ----------
              Total money market instruments (cost: $19,324)                          19,324
                                                                                  ----------

              TOTAL INVESTMENTS (COST: $2,400,472)                                $2,845,415
                                                                                  ==========

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Rate represents the money market fund annualized seven-day yield at June 30, 2006.

         (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

         (c) Represents less than 0.1% of net assets.

         (d) Northern Trust Corp. is the parent to Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         (e) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

         (f) Security with a value of $3,315,000 is segregated as collateral for initial margin requirements on open futures contracts.

         (g) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2006, as shown in the following table:

                                                                                      UNREALIZED
TYPE OF FUTURE        EXPIRATION          CONTRACTS     POSITION       VALUE         APPRECIATION
-------------------------------------------------------------------------------------------------
S&P 500 Index
  Futures         September 14, 2006         74           Long       $23,669,000       $471,000

         * Non-income-producing security for the 12 months preceding June 30, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

ASSETS
   Investment in securities, at market value (identified cost of $2,400,472)   $2,845,415
   Receivables:
      Capital shares sold                                                           2,265
      Dividends and interest                                                        3,271
      Securities sold                                                               1,374
      USAA Investment Management Company (Note 6D)                                     11
      Other                                                                             5
                                                                               ----------
         Total assets                                                           2,852,341
                                                                               ----------
LIABILITIES
   Payables:
      Securities purchased                                                             18
      Capital shares redeemed                                                       1,742
   Accrued management fees                                                            231
   Accrued transfer agent's fees                                                       18
   Other accrued expenses and accounts payable                                         70
   Variation margin on futures contracts                                               59
                                                                               ----------
        Total liabilities                                                           2,138
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $2,850,203
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $2,672,083
   Accumulated undistributed net investment income                                    675
   Accumulated net realized loss on investments and futures contracts            (267,969)
   Net unrealized appreciation on investments and futures contracts               445,414
                                                                               ----------
           Net assets applicable to capital shares outstanding                 $2,850,203
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $2,035,283 / 106,962 shares
         outstanding; 375,000 authorized shares of $.01 par value)             $    19.03
                                                                               ==========
      Reward Shares (net assets of $814,920 / 42,821 shares
        outstanding; 350,000 authorized shares of $.01 par value)              $    19.03
                                                                               ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                          $26,469
   Interest                                                                               459
                                                                                      -------
         Total income                                                                  26,928
                                                                                      -------
EXPENSES
   Management fees                                                                      1,427
   Administration and servicing fees                                                      856
   Transfer agent fees:
      Member Shares                                                                     1,450
      Reward Shares                                                                        45
   Postage:
      Member Shares                                                                       248
      Reward Shares                                                                         5
   Shareholder reporting fees:
      Member Shares                                                                        58
      Reward Shares                                                                         3
   Registration fees:
      Member Shares                                                                        43
      Reward Shares                                                                        37
   Custody and accounting fees:
      Member Shares                                                                         6
      Reward Shares                                                                         2
   Professional fees                                                                       55
   Directors' fees                                                                          4
   Other                                                                                   62
                                                                                      -------
         Total expenses                                                                 4,301
   Expenses paid indirectly:
      Member Shares                                                                        (7)
      Reward Shares                                                                        (1)
   Expenses reimbursed:
      Member Shares                                                                    (1,553)
      Reward Shares                                                                      (338)
                                                                                      -------
         Net expenses                                                                   2,402
                                                                                      -------
NET INVESTMENT INCOME                                                                  24,526
                                                                                      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
   Net realized loss from investment transactions                                      (7,785)
   Net realized loss from futures transactions                                            (72)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                      56,567
      Futures contracts                                                                   735
                                                                                      -------
         Net realized and unrealized gain on investments and futures contracts         49,445
                                                                                      -------
Increase in net assets from operations                                                $73,971
                                                                                      =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA S&P 500 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2005

                                                              6/30/2006        12/31/2005
                                                             ----------------------------
FROM OPERATIONS
   Net investment income                                     $   24,526        $   46,356
   Net realized loss from investment and
      futures transactions                                       (7,857)          (20,878)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                       57,302           102,661
                                                             ----------------------------
      Increase in net assets from operations                     73,971           128,139
                                                             ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
      Member Shares                                             (18,078)          (37,481)
      Reward Shares                                              (5,932)           (8,798)
                                                             ----------------------------
         Total distributions of net investment income           (24,010)          (46,279)
                                                             ----------------------------
   Net increase in net assets from capital
      share transactions                                            675             8,600
                                                             ----------------------------
   Capital contribution from USAA Transfer Agency
      Company                                                         -                 2
                                                             ----------------------------
   Net increase in net assets                                    50,636            90,462
NET ASSETS
   Beginning of period                                        2,799,567         2,709,105
                                                             ----------------------------
   End of period                                             $2,850,203        $2,799,567
                                                             ============================
Accumulated undistributed net investment income
   End of period                                             $      675        $      159
                                                             ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company incorporated under the laws of Maryland consisting of 17 separate funds. Effective after the close of business on July 31, 2006, the Fund was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this semiannual report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the S&P 500 Index. USAA Investment Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500 Index.

         The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              4. Repurchase agreements are valued at cost, which approximates market value.

              5. Futures contracts are valued at the last quoted sales price.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

                 materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2006, these bank credits reduced the expenses of the Member Shares and Reward Shares by $7,000 and $1,000, respectively.

           F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the six-month period ended June 30, 2006, the Fund paid CAPCO facility fees of $5,000, which represents 8.5% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2006, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2005, the Fund had capital loss carryovers of $244,213,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2013, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                             CAPITAL LOSS CARRYOVERS
                  --------------------------------------------
                   EXPIRES                            BALANCE
                   -------                        ------------

                   2009                           $  7,792,000
                   2010                            216,747,000
                   2011                                344,000
                   2012                              1,474,000
                   2013                             17,856,000
                                                  ------------
                                  Total           $244,213,000
                                                  ============


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2006, were $64,874,000 and $55,837,000, respectively.

         The cost of securities, including short-term securities, at June 30, 2006, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of June 30, 2006, were $709,973,000 and $265,030,000, respectively, resulting in net unrealized appreciation of $444,943,000.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(5) CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------

         At June 30, 2006, there were 725,000,000 shares of $0.01 par value capital stock authorized for the Fund, designated as Member Shares and Reward Shares. Authorized shares for the Member Shares and Reward Shares were 375,000,000 and 350,000,000, respectively.

         Capital share transactions were as follows, in thousands:

                                                    SIX-MONTH PERIOD ENDED            YEAR ENDED
                                                           6/30/2006                  12/31/2005
                                                    --------------------------------------------------
                                                     SHARES        AMOUNT        SHARES         AMOUNT
                                                    --------------------------------------------------
MEMBER SHARES:
   Shares sold                                       10,860      $ 209,151       19,910      $ 359,392
   Shares issued from reinvested dividends              911         17,410        1,982         36,002
   Shares redeemed                                  (27,432)      (533,244)     (22,162)      (401,700)
                                                    --------------------------------------------------
   Net decrease from capital share transactions     (15,661)     $(306,683)        (270)     $  (6,306)
                                                    ==================================================

REWARD SHARES:
   Shares sold                                       18,774      $ 366,480        7,019      $ 127,242
   Shares issued from reinvested dividends              295          5,596          455          8,267
   Shares redeemed                                   (3,362)       (64,718)      (6,702)      (120,603)
                                                     -------------------------------------------------
   Net increase from capital share transactions      15,707      $ 307,358          772      $  14,906
                                                     =================================================

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2006, the Fund incurred management fees, paid or payable to the Manager, of $1,427,000.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed $3 billion. For the six-month period ended June 30, 2006, the Manager incurred subadvisory fees, paid or payable to NTI, of $217,000.

              NTI is an affiliate of The Northern Trust Company, the Fund's custodian and accounting agent.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $856,000.

46

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended June 30, 2006, the Fund reimbursed the Manager $38,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.19% and 0.09%, respectively, of their annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2006, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $1,538,000 and $334,000, respectively, of which $11,000 in total was receivable from the Manager.

              In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2006, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $15,000 and $4,000, respectively.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $20 per shareholder account, plus out-of-pocket

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

              expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,450,000 and $45,000, respectively.

           F. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS - MEMBER SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:


                                       SIX-MONTH
                                     PERIOD ENDED
                                       JUNE 30,                              YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------------------------------
                                         2006           2005          2004             2003            2002             2001
                                   -----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at
   beginning of period             $    18.70     $    18.15    $    16.70       $    13.22      $    17.26       $    19.91
                                   -----------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                  .17            .30           .29              .21             .21              .21
   Net realized and unrealized
     gain (loss) on investments
      and futures transactions            .32            .55          1.45             3.48           (4.04)           (2.62)
                                   -----------------------------------------------------------------------------------------
Total from investment operations          .49            .85          1.74             3.69           (3.83)           (2.41)
                                   -----------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                 (.16)          (.30)         (.29)            (.21)           (.21)            (.21)
   Realized capital gains                   -              -             -                -               -             (.03)
                                   -----------------------------------------------------------------------------------------
Total distributions                      (.16)          (.30)         (.29)            (.21)           (.21)            (.24)
                                   -----------------------------------------------------------------------------------------
Net asset value at end of period   $    19.03     $    18.70    $    18.15       $    16.70      $    13.22       $    17.26
                                   =========================================================================================
Total return (%)*                        2.61           4.77         10.51            28.15          (22.25)          (12.09)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)  $2,035,283     $2,292,568    $2,230,916       $1,971,339      $1,419,537       $2,902,151
Ratios to average net assets:**
   Expenses (%)(i)                        .19(a,j)       .19(a)        .30(a,b)         .33(b,c)        .23(c,d)         .18(d,e,h)
   Expenses, excluding
     reimbursements (%)(i)                .33(j)         .33           .33              .36             .32              .19(h)

   Net investment income (%)             1.69(j)        1.68          1.71             1.47            1.33             1.19

Portfolio turnover (%)                   1.96           6.13          3.02              .70               9(g)            14(f)

 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period; does not reflect $10 annual account maintenance fee.
** For the six-month period ended June 30, 2006, average net assets were $2,252,069,000.
(a) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets.
(b) Effective May 1, 2003, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.35% of their annual average net assets through September 30, 2004.
(c) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.27% of their annual average net assets through April 30, 2003.
(d) Effective August 13, 2001, the Manager voluntarily agreed to reimburse the Fund for expenses in excess of 0.18% of its annual average net assets through April 30, 2002.
(e) Effective May 6, 1998, through August 12, 2001, the Manager was contractually entitled to receive fees from the Fund only to the extent that the aggregate annual operating expenses of the Fund and the Equity 500 Index Portfolio (the Portfolio) did not exceed 0.18% of the Fund's annual average net assets.
(f) Based on the Fund's proportionate share of the Portfolio's purchases and sales of long-term investments through the date that the Fund operated in a master-feeder structure.
(g) Excludes in-kind redemptions.
(h) Includes expenses of the Portfolio through August 12, 2001, the date at which the Fund ceased to operate in a master-feeder structure and separated from the Portfolio.
(i) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(j) Annualized. The ratio is not necessarily indicative of 12 months of operations.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                             PERIOD ENDED                                                       PERIOD ENDED
                                               JUNE 30,                  YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                             -------------------------------------------------------------------------------
                                                 2006             2005           2004               2003                2002*
                                             -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period       $  18.70         $  18.15       $  16.70           $  13.22            $  16.35
                                             -------------------------------------------------------------------------------
Income (loss) from investment operations:

   Net investment income                          .17              .32            .32                .23                 .21(a)
   Net realized and unrealized gain
      (loss) on investments and
      futures transactions                        .33              .55           1.44               3.49               (3.16)(a)
                                             -------------------------------------------------------------------------------
Total from investment operations                  .50              .87           1.76               3.72               (2.95)(a)
                                             -------------------------------------------------------------------------------
Less distributions from:
   Net investment income                         (.17)            (.32)          (.31)              (.24)               (.18)
                                             -------------------------------------------------------------------------------
Net asset value at end of period             $  19.03         $  18.70       $  18.15           $  16.70            $  13.22
                                             ===============================================================================
Total return (%)**                               2.66             4.86          10.67              28.36              (18.06)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)            $814,920         $506,999       $478,189           $383,709            $245,675
Ratios to average net assets: ***
   Expenses (%)(f)                                .09(b,c)         .09(c)         .15(c,d)           .17(d)              .17(b,d)
   Expenses, excluding
      reimbursements (%)(f)                       .19(b)           .19            .19                .22                 .23(b)

   Net investment income (%)                     1.83(b)          1.78           1.88               1.62                1.54(b)

Portfolio turnover (%)                           1.96             6.13           3.02                .70                   9(e)

  *  Reward Shares were initiated on May 1, 2002.
 ** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized. The returns for the periods ended December 31, 2002, and June 30, 2006, are cumulative.
*** For the six-month period ended June 30, 2006, average net assets were $625,036,000.
(a)  Calculated using average shares for the period ended December 31, 2002.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(d) Effective May 1, 2002, the Manager voluntarily agreed to reimburse the Reward Shares for expenses in excess of 0.17% of their average annual net assets through September 30, 2004.
(e)  Excludes in-kind redemptions.
(f) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

         Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                        BEGINNING               ENDING           DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE       JANUARY 1, 2006 -
                                     JANUARY 1, 2006        JUNE 30, 2006         JUNE 30, 2006
                                     -------------------------------------------------------------
MEMBER SHARES
Actual                                   $1,000.00            $1,026.10                $0.95
Hypothetical
   (5% return before expenses)            1,000.00             1,023.85                 0.95
REWARD SHARES
Actual                                    1,000.00             1,026.60                 0.45
Hypothetical
   (5% return before expenses)            1,000.00             1,024.35                 0.45

         *Expenses are equal to the Fund's annualized expense ratios of 0.19% for Member Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's actual ending account values are based on its actual total returns of 2.61% for Member Shares and 2.66% for Reward Shares for the six-month period of January 1, 2006, through June 30, 2006.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         At a meeting of the Board of Directors held on April 16, 2006, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund and the Subadvisory Agreement with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Investment Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was below the median of its expense universe and its expense group for Member Shares and for Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for Member Shares and for Reward Shares. The Directors took into account the Manager's current undertakings to maintain the expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that they review such information on a quarterly basis. With respect to Member Shares, the Directors also took into account management's discussion of the current size of the class and the potential effect of any growth on the Fund's fees and expenses. The Board also noted the level and method of computing the management fee. The Directors also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the performance of the Fund's Member Shares exceeded the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2005, and exceeded the average of its performance universe and was equal to its Lipper index for the three-year period ended December 31, 2005. The comparison indicated that the performance of the Fund's Reward Shares exceeded the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2005. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 30% and top 50% of its performance universe for the one- and three-year periods ended December 31, 2005, respectively, and that the percentile performance ranking of the Fund's Reward Shares was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2005.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Directors noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the subadvisory fees.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted the fact that the Manager pays the subadvisory fee. The Board determined that the current investment management fee structure was reasonable. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is not unreasonable. Based on their conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

SUBADVISORY AGREEMENT
--------------------------------------------------------------------------------

         In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Directors considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Directors noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Directors also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and
         (iii) due diligence visits to the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Directors noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Directors also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser.

         As noted above, the Board considered the Fund's performance with respect to each class during the one-, three-, and five-year periods, as applicable, ended December 31, 2005, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS
                 (continued)

USAA S&P 500 INDEX FUND
JUNE 30, 2006 (UNAUDITED)

         the performance, investment style, and risk-adjusted performance of the Subadviser.

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board of Directors determined that approval of the Subadvisory Agreement with respect to the Fund would be in the interests of the Fund and its shareholders.

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    The Northern Trust Company
            ACCOUNTING AGENT    50 S. LaSalle St.
                                Chicago, lllinois 60675

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

28651-0806                                  (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.